Document and Entity Information	9 Months Ended
Oct. 01, 2016
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct. 01, 2016
Trading Symbol	APFH
Entity Registrant Name	AdvancePierre Foods Holdings, Inc.
Entity Central Index Key	0001669792
Entity Filer Category	Non-accelerated Filer